General Information, Statement of Compliance and Basis of Presentation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General Information, Statement of Compliance and Basis of Presentation [Abstract]
Net losses	€ 68,132	€ 39,700	€ 57,041
Accumulated deficit	380,400
Decrease in cash and cash equivalents	25,547	(33,895)	42,533
Cash and cash equivalents	€ 49,737	€ 75,283	€ 41,388	€ 83,921